Investment in Associates and Joint Ventures - Summary of Financial Information of Material Associate Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Non-current assets	$ 2,796	$ 3,259	$ 2,912
Current assets	2,243	916	1,373
Current liabilities	(1,867)	(1,365)	(1,407)
Non-current liabilities	(5,021)	(4,272)	(4,009)
Net assets	(1,849)	(1,465)	(1,131)
Revenue	2,394	4,627	4,337
Profit/(loss) for the year	(260)	386	350
Group's share of loss for the year, including the cost of funding owner returns	(1)	7	$ 7
Barclay associate [member]
Disclosure of associates [line items]
Non-current assets	497	515
Current assets	32	75
Current liabilities	(19)	(22)
Non-current liabilities	(247)	(323)
Net assets	263	245
Revenue	16	108
Profit/(loss) for the year	(52)	(17)
Group's share of loss for the year, including the cost of funding owner returns	(13)	(10)
Barclay associate [member] | Group share of reported net assets at 19.9% [member]
Disclosure of associates [line items]
Net assets	52	49
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement	(9)	4
Carrying amount	$ 43	$ 53